SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE

The computation of basic and diluted loss per share for December 31, 2025, and December 31, 2024 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2025	December 31, 2024

Stock Warrants (Exercise price - $0.001- $0.25/share)	72,285,714	81,035,714
Stock Options (Exercise price - $0.1150/Share)	34,981,000	26,981,000
Convertible Preferred Stock	3	3
Common Stock Payable	1,122,311	1,122,311
Total	108,389,028	109,139,028

SCHEDULE OF INCOME TAX RATE RECOGNIZED

	2025	2024
Expected income tax (recovery) expense at the statutory rate of 21%	$(760,904)	$(713,777)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	235,230	180,605
Change in valuation allowance	525,674	533,172
Provision for income taxes	$-	$-

SCHEDULE OF DEFERRED INCOME TAXES

The components of deferred income taxes are as follows:

	Years Ended December,
	2025	2024
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	6,401,803	5,876,129
Valuation allowance	(6,401,803)	(5,876,129)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company has consistently applied the valuation techniques in all periods presented. The following table presents the Company’s assets which were measured at fair value at December 31, 2025, and December 31, 2024:

	December 31, 2025				December 31, 2024
	Fair Value Measurement Using				Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Investment in gold	$494,259	$-	$-	$494,259	$627,065	$-	$-	$627,065
Money market fund	$1,408,399	$-	$-	$1,408,399	$607,881	$-	$-	$607,881
Total	$1,902,658	$-	$-	$1,902,658	$1,234,946	$-	$-	$1,234,946

SCHEDULE OF GOLD IN BULLION

The following tables summarize activity in gold bullion for the years ended December 31, 2025 and 2024:

Years Ended December 31, 2025 and 2024	Ounces	Cost	Fair Value

Balance December 31, 2023	239	$2,624	$493,236
Net change in unrealized gain	-		133,829
Balance December 31, 2024	239	$2,624	$627,065
Cost basis of gold bullions sold	(129)		(243,004)
Net change in unrealized gain	-		110,198
Balance December 31, 2025	110	$4,493	$494,259